UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number: 811-23220

Fiera Capital Series Trust

(Exact name of Registrant as specified in charter)

375 Park Avenue, 8th Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Copy to:

Stephen A. McShea

Fiera Capital, Inc.

375 Park Avenue, 8th Floor

New York, New York 10152

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

FORM N-Q

Item 1. Schedule of Investments.

Fiera Capital Small/Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS – As of June 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks — 98.2%
Basic Materials — 1.2%
Chemicals — 1.2%
Axalta Coating Systems, Ltd. (1)	100,369	$3,042,184

Communications — 11.5%
Internet — 6.8%
GrubHub, Inc. (1)	46,878	4,917,971
IAC/InterActiveCorp (1)	22,521	3,434,227
MercadoLibre, Inc.	15,843	4,735,948
TripAdvisor, Inc. (1)	68,500	3,816,135
		16,904,281
Media — 1.9%
Cable One, Inc.	2,742	2,010,681
Liberty Media Corp.-Liberty Formula One, Series C (1)	74,182	2,754,378
		4,765,059
Telecommunications — 2.8%
Arista Networks, Inc. (1)	26,765	6,891,720
Total Communications		28,561,060

Consumer, Cyclical — 22.7%
Auto Parts & Equipment — 2.5%
Autoliv, Inc.	22,664	3,245,938
BorgWarner, Inc.	70,366	3,036,997
		6,282,935
Entertainment — 6.1%
Dolby Laboratories, Inc., Class A	76,908	4,744,455
Lions Gate Entertainment Corp., Class A	54,541	1,353,708
Live Nation Entertainment, Inc. (1)	113,097	5,493,121
Vail Resorts, Inc.	12,859	3,525,809
		15,117,093
Home Builders — 2.4%
PulteGroup, Inc.	206,831	5,946,391
Lodging — 4.0%
China Lodging Group, Ltd., ADR	98,296	4,127,449
Hilton Grand Vacations, Inc. (1)	71,628	2,485,492
Wyndham Destinations, Inc.	33,544	1,484,993
Wyndham Hotels & Resorts, Inc.	33,544	1,973,393
		10,071,327
Retail — 7.7%
Copart, Inc. (1)	101,182	5,722,854
Domino's Pizza, Inc.	14,665	4,138,023
Dunkin' Brands Group, Inc.	53,351	3,684,953
Lithia Motors, Inc., Class A	19,374	1,832,199
Tractor Supply Co.	50,869	3,890,970
		19,268,999
Total Consumer, Cyclical		56,686,745

Consumer, Non-cyclical — 16.6%
Biotechnology — 3.1%
Cambrex Corp. (1)	29,835	1,560,370
Ionis Pharmaceuticals, Inc. (1)	52,503	2,187,800
Sage Therapeutics, Inc. (1)	24,507	3,836,081
		7,584,251

Commercial Services — 4.1%
Total System Services, Inc.	59,480	$5,027,250
United Rentals, Inc. (1)	34,904	5,152,528
		10,179,778
Healthcare-Products — 1.8%
ICU Medical, Inc. (1)	15,459	4,539,536
Healthcare-Services — 1.9%
ICON PLC (1)	36,077	4,781,285
Pharmaceuticals — 5.7%
Jazz Pharmaceuticals PLC (1)	29,086	5,011,518
Momenta Pharmaceuticals, Inc. (1)	99,400	2,032,730
Prestige Brands Holdings, Inc. (1)	71,326	2,737,492
Supernus Pharmaceuticals, Inc. (1)	74,857	4,480,191
		14,261,931
Total Consumer, Non-Cyclical		41,346,781

Energy — 2.8%
Oil & Gas — 1.3%
Diamondback Energy, Inc.	25,216	3,317,669
Oil & Gas Services — 0.3%
Superior Energy Services, Inc. (1)	78,595	765,515
Pipelines — 1.2%
Cheniere Energy, Inc. (1)	46,187	3,010,931
Total Energy		7,094,115

Financial — 9.1%
Banks — 2.6%
Bank of the Ozarks	65,190	2,936,158
Western Alliance Bancorp (1)	61,432	3,477,665
		6,413,823
Diversified Financial Services — 2.6%
Evercore, Inc., Class A	26,057	2,747,711
Legg Mason, Inc.	47,281	1,642,069
Navient Corp.	160,164	2,086,937
		6,476,717
Insurance — 1.8%
Reinsurance Group of America, Inc.	32,607	4,352,382
Real Estate — 2.1%
CBRE Group, Inc., Class A (1)	111,439	5,320,098
Total Financial		22,563,020

Industrial — 14.3%
Building Materials — 1.2%
Eagle Materials, Inc.	28,918	3,035,522
Electrical Components & Equipment — 0.9%
Advanced Energy Industries, Inc. (1)	37,448	2,175,354
Electronics — 1.5%
Trimble, Inc. (1)	115,666	3,798,471
Engineering & Construction — 1.5%
EMCOR Group, Inc.	47,270	3,601,029
Machinery-Diversified — 5.5%
Graco, Inc.	89,957	4,067,856
Middleby Corp. (1)	24,892	2,599,223
Nordson Corp.	30,107	3,866,040
Wabtec Corp.	32,575	3,211,243
		13,744,362
Miscellaneous Manufacturing — 1.2%
Crane Co.	38,468	3,082,441

Packaging & Containers — 1.2%
Berry Global Group, Inc. (1)	63,934	$2,937,128
Transportation — 1.3%
Old Dominion Freight Line, Inc.	21,850	3,254,776
Total Industrial		35,629,083

Technology — 20.0%
Computers — 6.1%
Fortinet, Inc. (1)	81,022	5,058,203
Nutanix, Inc., Class A (1)	123,570	6,372,505
Teradata Corp. (1)	90,315	3,626,147
		15,056,855
Semiconductors — 2.8%
Entegris, Inc.	135,955	4,608,875
Power Integrations, Inc.	33,046	2,414,010
		7,022,885
Software — 11.1%
ACI Worldwide, Inc. (1)	123,853	3,055,454
Broadridge Financial Solutions, Inc.	52,605	6,054,835
Envestnet, Inc. (1)	31,775	1,746,036
Guidewire Software, Inc. (1)	34,336	3,048,350
Splunk, Inc. (1)	47,180	4,676,010
Ultimate Software Group, Inc. (1)	15,374	3,955,884
Veeva Systems, Inc., Class A (1)	66,438	5,106,425
		27,642,994
Total Technology		49,722,734

Total Common Stocks (identified cost $172,724,347)		244,645,722

Total Investments — 98.2% (identified cost $172,724,347)		244,645,722
Other Assets and Liabilities — 1.8%		4,462,628
Total Net Assets — 100.0%		$249,108,350

(1)	Non-income producing.

See Accompanying Notes to the Schedule of Investments

Fiera Capital Global Equity Focused Fund

SCHEDULE OF INVESTMENTS – As of June 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks — 100.5%
India — 3.5%
HDFC Bank, Ltd., ADR	3,921	$411,783
Japan — 7.1%
Keyence Corp.	1,471	831,195
Netherlands — 6.2%
Unilever NV	12,998	725,341
Switzerland — 11.7%
Cie Financiere Richemont SA	4,372	371,375
Nestle SA	7,234	561,744
Roche Holding AG	1,984	441,857
		1,374,976
United Kingdom — 9.1%
Diageo PLC	15,621	561,177
InterContinental Hotels Group PLC	8,099	504,517
		1,065,694
United States — 62.9%
3M Co.	2,967	583,668
Becton, Dickinson and Co.	3,042	728,742
Colgate-Palmolive Co.	7,077	458,660
Graco, Inc.	10,784	487,652
Johnson & Johnson	5,572	676,107
Mastercard, Inc., Class A	4,194	824,205
Mettler-Toledo International, Inc. (1)	615	355,857
Moody's Corp.	5,816	991,977
NIKE, Inc., Class B	4,799	382,384
Sherwin-Williams Co.	1,408	573,859
TJX Cos., Inc.	5,831	554,995
U.S. Bancorp	8,106	405,462
United Technologies Corp.	2,874	359,336
		7,382,904

Total Common Stocks (identified cost $10,683,510)	11,791,893

Total Investments — 100.5% (identified cost $10,683,510)	11,791,893
Other Assets and Liabilities — (0.5)%	(60,873)
Total Net Assets — 100.0%	$11,731,020

(1)	Non-income producing.

ADR -— American Depository Receipt

PLC -— Public Limited Company

See Accompanying Notes to the Schedule of Investments

Fiera Capital Global Equity Focused Fund

Industry Allocation

As of June 30, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$359,336	3.1%
Apparel	382,384	3.3
Banks	817,246	7.0
Beverages	561,177	4.8
Chemicals	573,859	4.9
Commercial Services	991,977	8.4
Cosmetics/Personal Care	1,184,001	10.1
Diversified Financial Services	824,205	7.0
Electronics	355,857	3.0
Food	561,743	4.8
Healthcare-Products	728,741	6.2
Lodging	504,517	4.3
Machinery-Diversified	1,318,848	11.2
Miscellaneous Manufacturing	583,668	5.0
Pharmaceuticals	1,117,964	9.5
Retail	926,370	7.9
Total Common Stocks	11,791,893	100.5
Total Investments	11,791,893	100.5
Other Assets and Liabilities	(60,873)	(0.5)
Total Net Assets	$11,731,020	100.0%

Fiera Capital International Equity Fund

SCHEDULE OF INVESTMENTS – As of June 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks — 99.5%
Australia — 3.2%
Commonwealth Bank of Australia	48,471	$2,613,840
Canada — 2.8%
Canadian National Railway Co.	28,359	2,318,348
Denmark — 4.9%
Chr Hansen Holding A/S	17,251	1,593,690
Novo Nordisk A/S, Class B	51,648	2,396,208
		3,989,898
France — 6.8%
Essilor International SA	15,020	2,120,656
L'Oreal SA	14,087	3,479,389
		5,600,045
Germany — 6.6%
FUCHS PETROLUB SE	29,463	1,453,366
Rational AG	1,650	1,077,134
SAP SE	24,559	2,837,923
		5,368,423
Hong Kong — 1.6%
Hengan International Group Co., Ltd.	133,215	1,281,958
India — 3.2%
HDFC Bank, Ltd., ADR	24,771	2,601,450
Japan — 13.1%
FANUC Corp.	9,501	1,888,357
Keyence Corp.	9,310	5,260,657
Shimano, Inc.	13,221	1,941,683
Unicharm Corp.	52,911	1,592,850
		10,683,547
Netherlands — 4.5%
Unilever NV	66,093	3,688,257
Sweden — 2.4%
Svenska Handelsbanken AB, Class A	173,400	1,927,441
Switzerland — 18.3%
Cie Financiere Richemont SA	25,416	2,158,936
Geberit AG	4,888	2,102,190
Nestle SA	43,015	3,340,254
Novartis AG	22,932	1,743,230
Roche Holding AG	12,006	2,673,860
Schindler Holding AG	13,470	2,905,374
		14,923,844
Taiwan — 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	76,303	2,789,638

United Kingdom — 25.3%
Bunzl PLC	47,743	1,446,089
Diageo PLC	93,407	3,355,601
Howden Joinery Group PLC	224,011	1,585,254
InterContinental Hotels Group PLC	55,273	3,443,164
Intertek Group PLC	48,486	3,657,727
London Stock Exchange Group PLC	31,636	1,866,762
Rotork PLC	579,355	2,559,194
Spirax-Sarco Engineering PLC	31,917	$2,746,454
		20,660,245

United States — 3.4%
IHS Markit, Ltd. (1)	54,252	2,798,861
Total Common Stocks (identified cost $76,990,818)		81,245,795

Total Investments — 99.5% (identified cost $76,990,818)		81,245,795
Other Assets and Liabilities — 0.5%		417,534
Total Net Assets — 100.0%		$81,663,329

(1)	Non-income producing.

ADR -— American Depository Receipt

PLC -— Public Limited Company

See Accompanying Notes to the Schedule of Investments

Fiera Capital International Equity Fund

Industry Allocation

As of June 30, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Banks	$7,142,731	8.8%
Beverages	3,355,601	4.1
Building Materials	2,102,190	2.6
Chemicals	1,453,366	1.8
Commercial Services	6,456,588	7.9
Cosmetics/Personal Care	8,760,495	10.7
Distribution/Wholesale	1,446,089	1.8
Diversified Financial Services	1,866,762	2.3
Electronics	2,559,194	3.1
Food	4,933,944	6.0
Hand/Machine Tools	2,905,374	3.6
Healthcare-Products	3,402,615	4.2
Home Furnishings	2,662,388	3.3
Leisure Time	1,941,683	2.4
Lodging	3,443,164	4.2
Machinery-Diversified	9,895,468	12.1
Pharmaceuticals	6,813,298	8.3
Retail	2,158,936	2.6
Semiconductors	2,789,638	3.4
Software	2,837,923	3.5
Transportation	2,318,348	2.8
Total Common Stocks	81,245,795	99.5
Total Investments	81,245,795	99.5
Other Assets and Liabilities	417,534	0.5
Total Net Assets	$81,663,329	100.0%

Fiera Capital Series Trust

Notes to the Schedule of Investments
June 30, 2018 (Unaudited)

Organization - The Fiera Capital Series Trust (the “Trust”) was organized on December 8, 2016, as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of June 30, 2018, the Trust consisted of four series that commenced operations: Fiera Capital Emerging Markets Fund (the “Emerging Markets Fund”), Fiera Capital Small/Mid-Cap Growth Fund (the “Small/Mid-Cap Growth Fund”), Fiera Capital Global Equity Focused Fund (the “Global Equity Focused Fund”), and Fiera Capital International Equity Fund (the “International Equity Fund”) (each a “Fund” and collectively the “Funds”). Inception dates displayed throughout this report represent the beginning performance measurement date by which the original NAV was used for subscription placement. The commencement of investment operations date began on the business day following the inception date.

Emerging Markets Fund – The investment objective of the Emerging Markets Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of emerging market equities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, participatory notes, preferred stocks and warrants) of companies operating principally in emerging market countries. The Fund considers a company to be operating principally in an emerging market if: (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) its securities are included in the MSCI Emerging Markets Index. The Fund considers a country to be an emerging market country if: (x) it has been determined by an international organization, such as the World Bank, to have a low to middle income economy; (y) it is not included in the MSCI World Index, which measures the equity market performance of developed markets; or (z) it is represented in the MSCI Emerging Markets Index. The Fund may invest in issuers with market capitalizations of any size. The Fund’s inception date was December 14, 2011. On June 4, 2018 the City National Rochdale Emerging Markets Fund (the “Predecessor Fund”), a series of City National Rochdale Funds, was reorganized into the Emerging Markets Fund. The investment objective, policies, guidelines, and restrictions of the Emerging Markets Fund and the Predecessor Fund are identical in all material respects.

Small/Mid-Cap Growth Fund – The investment objective of the Small/Mid-Cap Growth Fund is to achieve long-term capital growth. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500TM Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s inception date was June 29, 2012.

Global Equity Focused Fund – The investment objective of the Global Equity Focused Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of global equities. Under normal market conditions, the Global Equity Focused Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Under normal market conditions, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, or companies that have formed under the laws of non-U.S. countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was April 28, 2017.

International Equity Fund – The investment objective of the International Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of international equities. Under normal market conditions, the International Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in at least three countries other than the U.S, including emerging market countries. For these purposes, a company is considered located in a country outside the United States if: (i) the company’s securities are principally traded on such country’s exchange or (ii) the company’s securities are included in the MSCI World Ex-US Index. In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 29, 2017.

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

The information disclosed in this Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies on Form N-Q for the reporting period ended June 30, 2018 is that of the Small/Mid-Cap Growth Fund, Global Equity Focused Fund, and International Equity Fund only.

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedule of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and follow the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

Investment Valuation – Each Fund’s securities are valued at current market prices. Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of each Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. The Funds do not separately isolate the foreign currency translation for investments, and as such, any impact of foreign exchange is recorded through net realized and unrealized gain (loss) on investments and foreign currency.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the security must be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Board (“Fair Value Pricing”). The Board has delegated to its Valuation Committee all Fair Value Pricing determinations, subject to Board approval or ratification of appropriate fair value pricing methodologies, and has delegated to the Fund’s Adviser the responsibility for reviewing market prices and recommending to the Valuation Committee proposed Fair Value Pricing determinations.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before each Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Funds or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate fair value.

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and each Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of June 30, 2018:

	Small/Mid-Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$244,645,722	$—	$—	$244,645,722
Total	$244,645,722	$—	$—	$244,645,722

	Global Equity Focused Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,791,893	$—	$—	$11,791,893
Total	$11,791,893	$—	$—	$11,791,893

	International Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$81,245,795	$—	$—	$81,245,795
Total	$81,245,795	$—	$—	$81,245,795

*	All sub-categories within Common Stocks represent an entire Level 1 evaluation status.

As of June 30, 2018, the Funds did not hold any Level 3 securities. It is the Funds’ policy to recognize transfers between category levels at the end of the period. The following is a reconciliation of transfers between category levels from March 31, 2018 to June 30, 2018:

	Global Equity Focused Fund	International Equity Fund
Transfers into Level 1	$3,997,206	$70,737,498
Transfers out of Level 1	-	-
Net Transfers in (out) of Level 1	$3,997,206	$70,737,498

Transfers into Level 2	$-	$-
Transfers out of Level 2	(3,997,206)	(70,737,498)
Net Transfers in (out) of Level 2	$(3,997,206)	$(70,737,498)

Federal Income Tax Information

At June 30, 2018, gross unrealized appreciation and (depreciation) on investments, based on cost for federal income tax purposes were as follows:

	Small/Mid-Cap Growth Fund	Global Equity Focused Fund	International Equity Fund
Cost of investments	$173,367,288	$10,858,292	$76,990,818
Gross unrealized appreciation	$75,147,838	$1,325,629	$6,867,101
Gross unrealized depreciation	(3,869,404)	(392,028)	(2,612,124)
Net unrealized appreciation on investments	$71,278,434	$933,601	$4,254,977

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiera Capital Series Trust

By:	/s/ Benjamin Thompson
Benjamin Thompson
Principal Executive Officer

Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin Thompson
Benjamin Thompson
Principal Executive Officer

Date:	August 29, 2018

By:	/s/ Pierre Blanchette
Pierre Blanchette
Principal Financial Officer

Date:	August 29, 2018

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)